Equity Investments Measured at Fair Value Through Other Comprehensive Income - Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 1,168	¥ 902
China Pacific Insurance (Group) Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	133	188
Chengdu Huaqi Houpu Holding Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	534	228
Other investment company's [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 501	¥ 486